Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Accounts receivable	$45,821	$33,124	$29,784	$40,795
Fuel and natural gas in storage	(6,885)	(6,873)	9,335	1,358
Supplies and consumable inventory	(3,397)	40	(5,344)	(1,062)
Income taxes recoverable	(2,066)	(928)	(2,074)	(1,910)
Prepaid expenses	7,287	(4,950)	4,034	(6,065)
Accounts payable	(10,457)	2,171	(50,512)	(60,398)
Accrued liabilities	(13,833)	(47,424)	(29,316)	(32,913)
Current income tax liability	2,099	(180)	2,789	514
Net regulatory assets and liabilities	4,408	(9,065)	1,313	(15,781)
	$22,977	$(34,085)	$(39,991)	$(75,462)